OPERATING LEASES - Narrative (Details)	1 Months Ended			3 Months Ended		6 Months Ended
	Feb. 29, 2016 USD ($)	Jan. 31, 2016 USD ($)	Apr. 30, 2015 USD ($) vessel	Jun. 30, 2019 USD ($) vessel	Sep. 30, 2015 vessel	Jun. 30, 2019 USD ($) contract vessel	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) vessel
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel						8
Number of contracts | contract						2
Total minimum lease period			13 years
Ship operating expenses						$ 38,600,000	$ 46,600,000
Payments						$ 33,500,000	35,300,000
Weighted average discount rate, percent				6.20%		6.20%
Weighted average remaining lease term				8 years		8 years
Vessels leased out, fixed rate time charter | vessel				9		9		17
Number of vessels leased out index linked time charters | vessel				16		16		13
Number of vessels leased out | vessel				25		25		30
Ship Operating Expenses
Lessee, Lease, Description [Line Items]
Ship operating expenses						$ 10,100,000
Charter Hire Expenses
Lessee, Lease, Description [Line Items]
Ship operating expenses						15,200,000
General and Administrative Expense
Lessee, Lease, Description [Line Items]
Ship operating expenses						$ 400,000
London Interbank Offered Rate (LIBOR)
Lessee, Lease, Description [Line Items]
Debt instrument, basis spread on variable rate						0.40%
Golden Hawk
Lessee, Lease, Description [Line Items]
Daily time charter rate	$ 11,200	$ 13,200
Charter term, contractual		2 years
Reimbursement payable								$ 1,750,000
Maximum amount of reimbursement payable	$ 1,750,000
Golden Hawk | Ship Operating Expenses
Lessee, Lease, Description [Line Items]
Ship operating expenses						$ 1,000,000.0
Golden Hawk | Charter Hire Expenses
Lessee, Lease, Description [Line Items]
Ship operating expenses						$ 700,000
Ship Finance International Ltd
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel					8	8
Profit share percentage			33.00%
Base rate			0.40%
Variable interest rate level			0.10%
Ship Finance International Ltd | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel			8			8
Charter term			10 years			12 months
Daily time charter rate			$ 17,600	$ 18,700
Daily operating expenses rate			7,000
Daily time charter rate			14,900
Daily time charter rate, adjusted			$ 50
Charter term, contractual			7 years
Daily time charter rate, adjusted			$ 25
Charter term, contractual			3 years
Purchase option net of sellers credit			$ 112,000,000	112,000,000		$ 112,000,000
Charter term, extension			3 years			3 years
Daily charter rate, extension			$ 14,900				$ 14,900
Minimum
Lessee, Lease, Description [Line Items]
Term of contract								1 year
Maximum
Lessee, Lease, Description [Line Items]
Term of contract								10 years
Vessels leased to third parties
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel						1
Ship operating expenses						$ 7,600,000
Property, plant and equipment, gross				1,104,200,000		1,104,200,000		$ 1,375,700,000
Accumulated depreciation				$ 125,300,000		$ 125,300,000		$ 134,400,000